Organization and Plan of Business Operations (Details) - USD ($)				1 Months Ended	2 Months Ended	3 Months Ended	9 Months Ended
	Feb. 09, 2021	Apr. 30, 2020	Jan. 21, 2020	Apr. 30, 2020	Dec. 31, 2019	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Oct. 17, 2019	Dec. 31, 2018
Ordinary share, par value					$ 0.00001			$ 0.0001
Common Stock, Shares, Issued					83,748,443			540,714,692
Common Stock, Shares, Outstanding					83,748,443			540,714,692
Cash and cash equivalents					$ 405,080,000			$ 1,412,665,000		$ 262,368,000
Over-Allotment Option | Subsequent Event
Sale of Stock, Number of Shares Issued in Transaction	4,280,533
Social Capital Member
Period to consummate business combination					24 months
Units issue price (in dollars per share)					$ 10.00
Gross proceeds from initial public offering		$ 414,000,000
Proceeds from sale of Private Placement Warrants							$ 9,200,000
Transaction costs		22,196,558
Underwriting fees		7,200,000
Deferred underwriting fees		14,490,000		$ 14,490,000
Other offering costs		$ 506,558
Cash available for working capital purposes							250,461
Cash held in trust account							$ 414,042,207
Maturity term of U.S. government securities		185 days			185 days
Redemption of shares by Public Shareholders, Number of days considered		2
Minimum Net Tangible Assets To Complete Business Combination		$ 5,000,001		$ 5,000,001	$ 5,000,001
Percentage of aggregate common shares that may not be redeemed without prior consent		15.00%
Percentage of public shares required to be redeemed if business combination is not completed within specified period		100.00%			100.00%
Number of business days after which the public shares are to be redeemed if business combination is not completed within specified period		10
Maximum interest earned to be used to pay dissolution expenses		$ 100,000			$ 100,000
Full pro rata interest per share receivable by the Public Shareholders, in the event of liquidation (in dollars per share)		$ 10.00			$ 10.00
Reduction in the amount of funds held in trust account (in dollars per share)		$ 10.00			$ 10.00
Class of Warrant or Right, Numbers Issued						6,133,333
Common Stock, Shares, Issued					1
Share Price					$ 9.20		$ 9.20
Cash and cash equivalents					$ 0		$ 250,461		$ 0
Working capital deficit					$ 74,304		$ 4,866,591
Social Capital Member | Subsequent Event | Sponsor
Issuance of stock (in shares)			8,625,000
Social Capital Member | Initial Public Offering
Sale of Stock, Number of Shares Issued in Transaction					36,000,000
Sale of stock, price per share					$ 10.00
Issuance of stock (in shares)		41,400,000		41,400,000
Units issue price (in dollars per share)		$ 10.00		$ 10.00
Social Capital Member | Over-Allotment Option
Sale of Stock, Number of Shares Issued in Transaction					41,400,000
Issuance of stock (in shares)		5,400,000		5,400,000
Social Capital Member | Private placement | Sponsor
Warrants to purchase shares		6,133,333		6,133,333	6,133,333
Issue price of warrants (in dollars per share)		$ 1.50		$ 1.50	$ 1.50
Proceeds from sale of Private Placement Warrants		$ 9,200,000		$ 9,200,000	$ 9,200,000
Social Capital Member | Common Class A
Ordinary share, par value					$ 0.0001		$ 0.0001
Common Stock, Shares, Issued					0		2,435,411
Common Stock, Shares, Outstanding					0		2,435,411
Social Capital Member | Common Class A | Sponsor
Sale of stock, price per share					$ 12.00
Social Capital Member | Common Class A | Initial Public Offering
Number of common stocks included in each unit		1		1
Social Capital Member | Common Class B
Ordinary share, par value					$ 0.0001		$ 0.0001
Common Stock, Shares, Issued					1		10,350,000
Common Stock, Shares, Outstanding					1		10,350,000